Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies [Abstract]
Commitments and contingencies
28	Commitments and contingencies

Commitments

a)	Concession fees

Pursuant to the concession to operate the cruise and automobile terminal in the Port of Acapulco, Guerrero, the Company must make fixed and variable monthly payments. These payments totaled $3,962 and $7,507, in the years of 2022 and 2021, respectively. During 2022, this concession was no longer renewed (see Note 11).

Contingencies

a)	RPS Claim

On August 7, 2007, Transportación Marítima Mexicana, S.A. de C.V. (‘TMM’) filed a claim for arbitration against Refined Product Services (“RPS”) for US$50 thousand, for various expenses incurred by TMM due to the delay of the re-delivery of the tanker vessel Palenque.

On October 19, 2007, RPS filed a countersuit for US$3.0 million, for alleged faults and lack of maintenance involving the tanker vessel Palenque, and also consequential damages for having lost a contract while the vessel was being repaired. The consolidated financial statements did not present any significant claims for payments of loss (RPS) during 2022 and 2021, and up to the authorization date hereof.

The Company’s Management and its legal advisors consider the position against this countersuit is strong, as there are sufficient elements and arguments for defense, also the amount claimed by RPS would appear to be excessive and for non-supported issues.

b)	Tax liabilities determined on TMM

Suit filed by TMM against the rulings handed down on which various tax liabilities were determined for presumed omitted income tax, corresponding to tax year 2005.

On November 5, 2012, the appeal for annulment was allowed to proceed before the former Federal Court of Tax and Administrative Justice. That appeal for annulment was forwarded for study and resolution to the Metropolitan Regional First Division of the Federal Court of Tax and Administrative Justice.

On January 30, 2018, TMM was notified of the decision whereby the matter was forwarded to the Full Federal Tax Court of Administrative Justice sitting in Mexico City, in August 2022, an amount payable of 1.7 million pesos was determined, which will be paid in 12 installments.

c)	Tax liabilities determined on IDN

On March 1, 2022, suit filed by TMM against the rulings handed down on which various tax liabilities were determined for presumed omitted VAT, corresponding to tax year 2021.

Grupo TMM believes its legal position is strong and a ruling favorable to the interests of the Company is expected.

d)	Motions for Annulment against various tax provisions

During 2017 and 2016, Grupo TMM filed Motions for Annulment with the Federal Court of Administrative Justice against various decisions of the Tax Administration Service (SAT), on the rejection of deductions (tax year 2007), modifications to the Consolidation Regime for controlled companies (tax year 2005), deferred income tax on consolidation (tax year 2010), and the termination of the consolidation regime (tax year 2013), on which rulings have not been handed down by the courts with competent jurisdiction. Grupo TMM believes its legal position is strong and a ruling favorable to the interests of the Company is expected.

e)	Other legal proceedings

The Company is party to various other legal proceedings and administrative actions, all of which are of an ordinary or routine nature and incidental to its operations. Although it is impossible to predict the outcome of any legal proceeding, in the opinion of the Company’s management, such proceedings and actions should not, individually or in the aggregate, have a material adverse effect on the Company’s financial condition, results of operations or liquidity.

f)	Operations with related parties

Under the Income Tax Law, companies that conduct operations with related parties, nationals or nonresidents, are subject to fiscal limitations and obligations regarding the determination of the prices negotiated, as these must be comparable to those that would be used with or between independent parties on similar operations.

In the event the tax authorities were to review the prices and reject the amounts determined, they may demand, an addition to the taxes and accessory charges corresponding (adjustments and surcharges), fines on omitted taxes, which could be for up to 100% of the adjusted tax amount.

The Company has significant transactions and relations with related parties, for which the Company holds documentation that confirms the terms of these transactions were conducted in 2022 similarly to transactions between unrelated parties. The Company and its subsidiaries are in the process of completing this study for 2022.

g)	Other legislation

Grupo TMM and Subsidiaries are subject to the laws and ordinances of other countries, as well as international regulations governing maritime transportation and the observance of safety and environmental regulations.